General and Administrative expenses (Tables)	12 Months Ended
Dec. 31, 2024
Administrative Expenses [Abstract]
Summary of administrative expenses

	2024	2023	2022

Professional services (a)	(16,839)	(10,823)	(8,330)
IT and telecom services	(7,157)	(6,325)	(6,061)
Rebate fees (b)	—	(6,473)	(3,852)
Depreciation of right-of-use assets	(3,254)	(3,019)	(2,405)
Travel expenses (a)	(5,950)	(2,671)	(2,190)
Marketing and events	(4,469)	(2,877)	(1,708)
Occupancy expenses	(1,697)	(1,079)	(1,434)
Depreciation of property and equipment	(1,843)	(1,728)	(1,420)
Professional services - SPAC	(1,064)	(1,089)	(807)
Insurance	(764)	(669)	(734)
Taxes and contributions	(1,099)	(775)	(685)
Materials and supplies	(490)	(346)	(314)
Other administrative expenses	(2,055)	(1,285)	(1,210)
General and Administrative expenses	(46,681)	(39,159)	(31,150)

(a)The increase in professional fees and travel expenses for 2024 is attributable to the acquisition of new subsidiaries through business combinations and the related services and travelling required to close on the acquisition transactions.
(b)Rebate fees have been presented as part of net revenue from services for 2024 and future financial periods.